Note 14 - Capital Risk Management - Capital Component (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Equity	$ 401,696	$ 367,521	$ 316,668
Lease obligation (Note 12)	261	385
Cash	(29,955)	(56,748)
Investments (Note 9)	$ (11)	$ (1,179)